Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of loss before income tax
	Year ended December 31,
(in thousands USD)	2021	2020
USA	$(15,021)	$(2,608)
Mexico	(5,111)	(22,082)
Other Countries	544	699
Total	$(19,588)	$(23,991)

Schedule of income tax expense
	Year ended December 31,
(in thousands USD)	2021	2020
Current income tax	$702	$943
Deferred income tax	(242)	1,398
Total income tax expense	$460	$2,341

Schedule of reconciliation between our effective income tax rate and the statutory tax rates
	December 31,
(in thousands USD)	2021	2020
(Loss) before income tax expense	$(19,588)	$(23,991)
Statutory tax rates	21%	21%

Computed expected income tax benefit	(4,113)	(5,038)
Increase (decrease) in income taxes resulting from:
Change in deferred tax asset valuation allowance	5,509	4,751
Permanent amortization	—	3,498
Non-deductible expenses	1,001	1,724
Foreign tax rate differential	(376)	(2,320)
State and local income taxes, net of federal income tax benefit	84	(51)
Taxable inflation adjustment	(597)	23
Non deductible interest	172	210
Provision to return	—	483
Effect of change in state rate	(4)	(167)
CARES Act	—	(337)

Non-taxable income	(1,229)	—

Other, net	13	(435)
Reported income tax expense	$460	$2,341
Effective tax rate	2.3%	(9.8)%

Schedule of tax rates
	Tax rates
	2021	2020
United States	21%	21%
Mexico	30%	30%
Brazil	34%	34%
Argentina	30%	30%

Schedule of deferred tax balances
	December 31,
(in thousands USD)	2021	2020
Deferred tax assets:
Tax loss carryforward	$13,425	$6,353
Provision for doubtful accounts	45	67
Fixed assets	218	250
Accrued liabilities and other expenses	2,434	3,444
Deferred revenues	376	445
Business interest limitation	4,805	2,225
Operating lease liability	1,735	2,178
Equity-based compensation	—	648
Intangible assets	138	177
Other	1,023	369
Gross deferred tax assets:	24,199	16,156
Less: Valuation allowance	(15,612)	(10,010)
Total deferred tax assets	8,587	6,146

Deferred tax liabilities:
Intangible assets	6,838	5,123
Operating lease ROU assets	1,695	2,130
Property and Equipment	153	515
Obligation for contingent purchase price	2,128	777
Other	535	674
Total deferred tax liabilities	11,349	9,219
Net deferred tax liabilities	$(2,762)	$(3,073)

Schedule of change in the total valuation allowance for deferred tax assets
	December 31,
(in thousands USD)	2021	2020
Opening balance January 1,	$10,010	$5,124
Utilization during the year	—	(99)
Increases during the year	5,602	4,985
Closing balance December 31,	$15,612	$10,010